Fair Value Measurements - Additional Information (Detail) - USD ($)	3 Months Ended	11 Months Ended
	Mar. 31, 2021	Dec. 31, 2020
Fair Value Disclosures [Abstract]
Change in fair value of derivative warrant liabilities	$ (22,137,870)	$ 28,525,220